EXPLORATION AND EVALUATION ASSETS - Disclosure of detailed information about exploration and evaluation expenditures (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets, beginning of period	$ 53,748,013	$ 48,375,025
Claims maintenance	22,270	25,597
Engineering	3,180,020	168,002
Exploration and camp support	7,648,920	4,693,598
Permitting	1,326,058	128,968
Salary and wages	281,452	263,057
Share-based payments	141,328	93,766
Exploration and evaluation assets, end of period	$ 66,348,061	$ 53,748,013